Consolidated Statements of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Paid-in Capital	Retained Earnings	Treasury Common Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2010		$ 1,740	$ 1,114	$ 24,695	$ (16,411)	$ (701)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,236	0	0	2,236	0	0
Dividends declared and paid		0	0	(644)	0	0
Common stock issued for stock-based awards		1	(252)	0	898	0
Stock repurchases		0	0	0	(1,973)	0
Stock-based compensation		0	269	0	0	0
Tax impact from exercise of options	45	0	45	0	0	0
Other comprehensive income (loss), net of taxes	(75)	0	0	0	0	(75)
Dividend equivalents paid on restricted stock units		0	0	(9)	0	0
Other		0	18	0	1	0
Balance at Dec. 31, 2011		1,741	1,194	26,278	(17,485)	(776)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,759	0	0	1,759	0	0
Dividends declared and paid		0	0	(819)	0	0
Common stock issued for stock-based awards		0	(337)	0	823	0
Stock repurchases		0	0	0	(1,800)	0
Stock-based compensation		0	263	0	0	0
Tax impact from exercise of options	56	0	56	0	0	0
Other comprehensive income (loss), net of taxes	77	0	0	0	0	77
Dividend equivalents paid on restricted stock units		0	0	(13)	0	0
Balance at Dec. 31, 2012		1,741	1,176	27,205	(18,462)	(699)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,162	0	0	2,162	0	0
Dividends declared and paid		0	0	(1,175)	0	0
Common stock issued for stock-based awards		0	(273)	0	1,540	0
Stock repurchases		0	0	0	(2,868)	0
Stock-based compensation		0	287	0	0	0
Tax impact from exercise of options	25	0	25	0	0	0
Other comprehensive income (loss), net of taxes	171	0	0	0	0	171
Dividend equivalents paid on restricted stock units		0	0	(19)	0	0
Other		0	(4)	0	0	0
Balance at Dec. 31, 2013		$ 1,741	$ 1,211	$ 28,173	$ (19,790)	$ (528)